Income Taxes - Net Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Net operating loss carryforwards	$ 31,224	$ 14,325	$ 4,519
Research and development credit carryforwards	5,196	2,403	114
Stock compensation	3,425	860	160
Other	190	52
Total deferred tax assets	40,035	17,640	4,793
Valuation allowance	(39,554)	(17,457)	(4,718)
Total deferred tax assets, net	481	183	75
Deferred income tax liabilities:
Depreciation and amortization	(481)	(183)	(75)
Total deferred tax assets, net	$ 0	$ 0	$ 0